Joint Ventures (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current assets	$ 4,586,095	$ 2,569,258
Long-Lived Assets	2,458,202	2,249,205
Current liabilities	991,709	475,882
Non-current liabilities	2,836,617	2,180,003
Revenue	2,862,315	1,817,191	$ 1,943,655
Profit (loss) from continuing operations	592,205	168,359	280,603
Other comprehensive income	(37,993)	19,266	(1,755)
Comprehensive income	554,212	187,625	278,848
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Statement [Line Items]
Current assets		29,507	28,668
Long-Lived Assets		4,412	5,129
Current liabilities		14,156	13,472
Non-current liabilities		0	0
Revenue		9	7
Profit (loss) from continuing operations		(562)	(1,262)
Other comprehensive income		0	0
Comprehensive income		(562)	(1,262)
Coromandel SQM India [Member]
Statement [Line Items]
Current assets			4,504
Long-Lived Assets			633
Current liabilities			1,704
Non-current liabilities			0
Revenue			8,197
Profit (loss) from continuing operations			(197)
Other comprehensive income			(77)
Comprehensive income			(274)
SQM Vitas Fzco. [Member]
Statement [Line Items]
Current assets	9,606	496	9,695
Long-Lived Assets	20,206	20,431	1
Current liabilities	215	496	1,136
Non-current liabilities	0	0	0
Revenue	0	0	36
Profit (loss) from continuing operations	12,608	4,019	3,595
Other comprehensive income	0	0	(876)
Comprehensive income	12,608	4,019	2,719
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Statement [Line Items]
Current assets			7,534
Long-Lived Assets			26
Current liabilities			632
Non-current liabilities			0
Revenue			12,003
Profit (loss) from continuing operations			592
Other comprehensive income			0
Comprehensive income			592
SQM Vitas Brazil Agroindustria [Member]
Statement [Line Items]
Current assets	73,500	40,064	46,118
Long-Lived Assets	4,846	5,527	7,299
Current liabilities	68,794	33,410	40,334
Non-current liabilities	0	0	0
Revenue	103,335	78,960	87,901
Profit (loss) from continuing operations	9,165	2,036	1,128
Other comprehensive income	(858)	(2,938)	(451)
Comprehensive income	8,307	(902)	677
SQM Vitas Peru S.A.C. [Member]
Statement [Line Items]
Current assets	28,610	34,548	29,452
Long-Lived Assets	7,347	7,928	8,378
Current liabilities	24,473	33,145	24,855
Non-current liabilities	828	1,080	6,044
Revenue	48,128	37,591	28,590
Profit (loss) from continuing operations	3,289	1,319	421
Other comprehensive income	0	0	1,322
Comprehensive income	3,289	1,319	1,743
SQM Vitas BV [Member]
Statement [Line Items]
Current assets			2,609
Long-Lived Assets			0
Current liabilities			2
Non-current liabilities			0
Revenue			0
Profit (loss) from continuing operations			(30)
Other comprehensive income			(53)
Comprehensive income			(83)
Joint ventures [member]
Statement [Line Items]
Current assets	128,505	115,686	139,640
Long-Lived Assets	41,749	47,922	29,498
Current liabilities	112,206	93,300	92,712
Non-current liabilities	3,042	2,826	7,162
Revenue	171,062	132,518	151,030
Profit (loss) from continuing operations	24,545	6,596	4,318
Other comprehensive income	(1,418)	(2,207)	(670)
Comprehensive income	23,127	4,389	3,648
Pavoni C Spa [Member]
Statement [Line Items]
Current assets	12,885	10,645	9,444
Long-Lived Assets	6,714	7,493	7,074
Current liabilities	11,226	9,270	8,466
Non-current liabilities	725	836	735
Revenue	19,599	15,958	14,296
Profit (loss) from continuing operations	347	16	71
Other comprehensive income	(634)	698	(510)
Comprehensive income	(287)	714	(439)
Covalent Lithium Pty Ltd [Member]
Statement [Line Items]
Current assets	3,904	1,418	1,616
Long-Lived Assets	2,636	2,131	958
Current liabilities	7,498	2,823	2,111
Non-current liabilities	1,489	910	383
Revenue	0	0	0
Profit (loss) from continuing operations	(864)	(232)	0
Other comprehensive income	74	33	(25)
Comprehensive income	$ (790)	$ (199)	$ (25)